Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) € in Thousands, $ in Thousands	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Current Assets - Trade and Revenue receivables:
Trade receivable	€ 958		€ 980
Income receivable	6,278		4,413
Current Assets - Trade and Revenue receivables	7,236	$ 8,496	5,393
Current Assets - Other receivables:
Government authorities	8,496		5,886
Interest receivable	154		193
Advance tax payment	503		74
Inventory	583		909
Insurance receivable	604		5,602
Prepaid expenses and other	4,578		2,677
Current Assets - Other receivables, total	14,918		15,341
Non-current Assets - Long term receivables:
Prepaid expenses associated with long-term loans	16,245		12,186
Annual rent deposits	571		688
Loans to others	545		537
Other deposits	736
Non-current Assets - Long term receivables	€ 18,097		€ 13,411